Acquisition of Alpha Mind (Details) ¥ in Thousands	Mar. 24, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Dec. 28, 2023 CNY (¥)	Dec. 28, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 28, 2023 USD ($)
Acquisition of Alpha Mind [Line Items]
Contingent Consideration Liability										$ 177,862,000
Goodwill (in Yuan Renminbi)			¥ 1,284,218		¥ 64,332	$ 8,865,000	¥ 709,240	¥ 1,284,218
Acquisition of issued and outstanding percentage	100.00%	100.00%
Consideration amount	¥ 1,107	$ 1,107,396		$ 180,000,000
Intangible assets (in Yuan Renminbi)					¥ 678	93,000
Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Maturity days			90 days	90 days
Interest rate			3.00%	3.00%
MMTEC, Inc. [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 1,104,706	$ 153,000,000
Burgeon Capital, Inc [Member]
Acquisition of Alpha Mind [Line Items]
Accrued interest										$ 27,342,000
Burgeon Capital, Inc [Member] | Promissory Note [Member]
Acquisition of Alpha Mind [Line Items]
Issued amount			¥ 194,948	27,000,000
Alpha Mind [Member]
Acquisition of Alpha Mind [Line Items]
Percentage of issued and outstanding shares			100.00%							100.00%
Total consideration			¥ 1,299,654			$ 180,000,000				$ 180,000,000
Consummation amount paid				$ 180,000,000
Goodwill (in Yuan Renminbi) | ¥									¥ 1,284,218
USD [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate					1.00	1.00
RMB [Member]
Acquisition of Alpha Mind [Line Items]
Exchange rate					7.2203	7.2203